Cover Page	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GUARDIAN PHARMACY SERVICES, INC.
Entity Central Index Key	0001802255
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	5912
Entity Tax Identification Number	87-3627139
Entity Address, Address Line One	300 Galleria Parkway SE
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	810-0089
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Fred P. Burke
Entity Address, Address Line One	300 Galleria Parkway SE
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	404
Local Phone Number	810-0089